DEBT - ABL Facility (Details) (USD $)				12 Months Ended								12 Months Ended									12 Months Ended			12 Months Ended
	Dec. 28, 2012	Sep. 07, 2012 Revolving Credit Facility [Member]	Nov. 30, 2010 Revolving Credit Facility [Member]	Dec. 28, 2012 ABL Facility [Member]	Sep. 07, 2012 ABL Facility [Member]	Dec. 28, 2012 ABL Facility [Member] Book Value of Eligible Accounts Receivable [Member]	Dec. 28, 2012 ABL Facility [Member] Lesser of the Lower of Cost or Marker Value of Eligible Inventory [Member]	Dec. 28, 2012 ABL Facility [Member] Appraised Net Orderly Liquidation Value of Eligible Inventory [Member]	Dec. 28, 2012 ABL Facility [Member] Swingline Loans [Member]	Dec. 28, 2012 ABL Facility [Member] Letter of Credit [Member]	Dec. 28, 2012 ABL Facility [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 1 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 1 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 2 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member] ABR Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Category 3 [Member] Eurodollar Spread [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member] Category 2 [Member]	Dec. 28, 2012 ABL Facility [Member] Maximum [Member] Category 3 [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member] Category 1 [Member]	Dec. 28, 2012 ABL Facility [Member] Minimum [Member] Category 2 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 225,000,000		$ 275,000,000																	$ 150,000,000	$ 75,000,000		$ 150,000,000	$ 75,000,000
Line of credit facility, sub-limit borrowings				100,000,000					30,000,000	45,000,000
Line of credit facility, maximum sub-limit increments				25,000,000
Terminated Line of Credit Facility, Maximum Borrowing Capacity		225,000,000
Deferred debt financing fees	26,708,000			5,627,000
Borrower Restrictions for Advances Under Credit Facility						85.00%	70.00%	85.00%
Debt Instrument, Description of Variable Rate Basis												LIBOR
Debt Instrument, Basis Spread on Variable Rate				1.75%							0.75%	1.75%
Line of Credit Facility, Interest Rate at Period End													0.50%	1.50%		0.75%	1.75%		1.00%	2.00%
Line of Credit Facility, Interest Rate, Step-Down															0.25%			0.25%
Fixed Charge Ratio Minimum Over Four Fiscal Quarters to Qualify for Step-Down				150.00%
Stated interest rate (as a percent)				3.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage																					0.375%			0.25%
Line of Credit Facility, Unused Commitment Fee, Threshold				50.00%
Line of Credit Covenant, Fixed Charge Coverage Ratio Required				1.00
Line of Credit Covenant, Fixed Charge Coverage Ratio, Threshold Percent				10.00%
Line of Credit Covenant, Fixed Charge Coverage Ratio, Threshold				$ 25,000,000